Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2024	2023

Fixed to floating subordinated notes

EUR 700 million	4% 2	Annually, April 25	2014/ 44	-	-	700

USD 800 million	5.5% 3	Semi-annually, April 11	2018/ 48	2028	770	718

Fixed subordinated notes

USD 925 million 1	5.1%	Quarterly, March 15	2019/ 49	2025	883	826

On December 31					1,653	2,244

Fair value of subordinated borrowings					1,490	2,122

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon was fixed at 4% until the first call date and floating thereafter with a 3-month EURIBOR plus a margin of 335 bps.
3	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.

Aegon Ltd. [member]
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2024	2023

Fixed to floating subordinated notes

EUR 700 million	4% 1	Annually, April 25	2014/ 44	-	-	700

USD 800 million	5.5% 2	Semi-annually, April 11	2018/ 48	2028	770	718

On December 31					770	1,418

Fair value of subordinated borrowings					763	1,392

1	The coupon was fixed at 4% until the first call date and floating thereafter with a 3 months EURIBOR plus a margin of 335 bps.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.